Parent company information - Summary of Parent Company Information - Condensed Balance Sheets (Detail) - CAD ($) $ in Millions		Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Assets
Cash and due from banks	[1]	$ 37,024	$ 56,723	$ 61,989
Interest-bearing deposits with banks		50,364	66,020
Securities		561,788	439,918
Assets purchased under reverse repurchase agreements and securities borrowed		309,683	350,803
Loans, net of allowance for loan losses		1,042,422	981,380
Other assets		112,893	92,190
Total assets		2,325,006	2,171,582
Liabilities and shareholders' equity
Deposits		1,515,616	1,409,531
Other liabilities		108,591	94,712
Subordinated debentures		13,961	13,546
Shareholders' equity		139,151	127,192
Total liabilities and equity		2,325,006	2,171,582
Parent [member]
Assets
Cash and due from banks		24,132	40,944	$ 41,770
Interest-bearing deposits with banks		40,455	54,009
Securities		311,972	233,376
Investments in bank subsidiaries and associated companies		67,055	57,926
Investments in other subsidiaries and associated companies		122,842	117,362
Assets purchased under reverse repurchase agreements and securities borrowed		155,843	174,131
Loans, net of allowance for loan losses		887,465	839,424
Net balances due from bank subsidiaries			97
Other assets		259,121	216,003
Total assets		1,868,885	1,733,272
Liabilities and shareholders' equity
Deposits		1,261,032	1,168,765
Net balances due to bank subsidiaries		16,320
Net balances due to other subsidiaries		15,050	17,840
Other liabilities		423,430	406,032
Total other liabilities		1,715,832	1,592,637
Subordinated debentures		13,961	13,546
Shareholders' equity		139,092	127,089
Total liabilities and equity		$ 1,868,885	$ 1,733,272

[1]	We are required to maintain balances due to regulatory requirements or contractual restrictions from central banks, other regulatory authorities, and other counterparties. The total balances were $3 billion as at October 31, 2025 (October 31, 2024 – $2 billion; October 31, 2023 – $3 billion).